Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial assets
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2018
Financial assets measured at fair value
Forward exchange contracts (Note 16)	484	—	—	484	—	484	—	484
Interest rate swaps (Note 10)	7,205	—	—	7,205	—	7,205	—	7,205
Forward cap contracts (Note 10)	725	—	—	725	—	725	—	725
	8,414	—	—	8,414

Financial assets not measured at fair value
Non-current receivables (Note 10)	—	30,728	—	30,728	—	—	26,047	26,047
Trade and other receivables * (Note 12)	—	263,186	—	263,186	—	—	—	—
Cash and cash equivalents (Note 13)	—	173,133	—	173,133	—	—	—	—
	—	467,047	—	467,047

Financial liabilities measured at fair value
Interest rate swaps (Note 18)	1,049	—	—	1,049	—	1,049	—	1,049
	1,049	—	—	1,049

Financial liabilities not measured at fair value
Secured bank loans (Note 16)		—	1,560,002	1,560,002	—	1,575,196	—	1,575,196
Unsecured other notes (Note 16)	—	—	148,166	148,166	144,156	—	—	144,156
Other borrowings (Note 16)	—	—	60,342	60,342	—	60,342	—	60,342
Trade and other payables * (Note 18)		—	79,442	79,442	—	—	—	—
Advances received on contracts (Note 18)		—	402	402	—	—	—	—
		—	1,848,354	1,848,354

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2019
Financial assets measured at fair value
Forward exchange contracts (Note 16)	1,306	—	—	1,306	—	1,306	—	1,306
Interest rate swaps (Note 12)	5	—	—	5	—	5	—	5
Forward cap contracts (Note 12)	52	—	—	52	—	52	—	52
	1,363	—	—	1,363

Financial assets not measured at fair value
Non-current receivables (Note 10)	—	62,474	—	62,474	—	—	52,591	52,591
Lease receivables (Note 10)	—	8,609	—	8,609	—	9,961	—	9,961
Trade and other receivables * (Note 12)	—	286,447	—	286,447	—	—	—	—
Cash and cash equivalents (Note 13)	—	296,954	—	296,954	—	—	—	—
	—	654,484	—	654,484

Financial liabilities measured at fair value
Interest rate swaps (Note 18)	3,593	—	—	3,593	—	3,593	—	3,593
	3,593	—	—	3,593

Financial liabilities not measured at fair value
Secured bank loans (Note 16)	—	—	1,223,451	1,223,451	—	1,235,770	—	1,235,770
Unsecured other notes (Note 16)	—	—	198,571	198,571	206,700	—	—	206,700
Other borrowings (Note 16)	—	—	247,213	247,213	—	247,213	—	247,213
Lease liabilities (Note 16)	—	—	75,624	75,624	—	70,074	—	70,074
Trade and other payables * (Note 18)	—	—	76,391	76,391	—	—	—	—
Advances received on contracts (Note 18)	—	—	414	414	—	—	—	—
	—	—	1,821,664	1,821,664

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 12), deferred income and VAT payables (included in other payables) (see Note 18), which are not financial assets (liabilities) are not included.

Disclosure of financial liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2018
Financial assets measured at fair value
Forward exchange contracts (Note 16)	484	—	—	484	—	484	—	484
Interest rate swaps (Note 10)	7,205	—	—	7,205	—	7,205	—	7,205
Forward cap contracts (Note 10)	725	—	—	725	—	725	—	725
	8,414	—	—	8,414

Financial assets not measured at fair value
Non-current receivables (Note 10)	—	30,728	—	30,728	—	—	26,047	26,047
Trade and other receivables * (Note 12)	—	263,186	—	263,186	—	—	—	—
Cash and cash equivalents (Note 13)	—	173,133	—	173,133	—	—	—	—
	—	467,047	—	467,047

Financial liabilities measured at fair value
Interest rate swaps (Note 18)	1,049	—	—	1,049	—	1,049	—	1,049
	1,049	—	—	1,049

Financial liabilities not measured at fair value
Secured bank loans (Note 16)		—	1,560,002	1,560,002	—	1,575,196	—	1,575,196
Unsecured other notes (Note 16)	—	—	148,166	148,166	144,156	—	—	144,156
Other borrowings (Note 16)	—	—	60,342	60,342	—	60,342	—	60,342
Trade and other payables * (Note 18)		—	79,442	79,442	—	—	—	—
Advances received on contracts (Note 18)		—	402	402	—	—	—	—
		—	1,848,354	1,848,354

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2019
Financial assets measured at fair value
Forward exchange contracts (Note 16)	1,306	—	—	1,306	—	1,306	—	1,306
Interest rate swaps (Note 12)	5	—	—	5	—	5	—	5
Forward cap contracts (Note 12)	52	—	—	52	—	52	—	52
	1,363	—	—	1,363

Financial assets not measured at fair value
Non-current receivables (Note 10)	—	62,474	—	62,474	—	—	52,591	52,591
Lease receivables (Note 10)	—	8,609	—	8,609	—	9,961	—	9,961
Trade and other receivables * (Note 12)	—	286,447	—	286,447	—	—	—	—
Cash and cash equivalents (Note 13)	—	296,954	—	296,954	—	—	—	—
	—	654,484	—	654,484

Financial liabilities measured at fair value
Interest rate swaps (Note 18)	3,593	—	—	3,593	—	3,593	—	3,593
	3,593	—	—	3,593

Financial liabilities not measured at fair value
Secured bank loans (Note 16)	—	—	1,223,451	1,223,451	—	1,235,770	—	1,235,770
Unsecured other notes (Note 16)	—	—	198,571	198,571	206,700	—	—	206,700
Other borrowings (Note 16)	—	—	247,213	247,213	—	247,213	—	247,213
Lease liabilities (Note 16)	—	—	75,624	75,624	—	70,074	—	70,074
Trade and other payables * (Note 18)	—	—	76,391	76,391	—	—	—	—
Advances received on contracts (Note 18)	—	—	414	414	—	—	—	—
	—	—	1,821,664	1,821,664

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 12), deferred income and VAT payables (included in other payables) (see Note 18), which are not financial assets (liabilities) are not included.

Disclosure of financial instruments not measured at fair value
The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable

Interest rate swaps
Swap models: the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.
Not applicable

Forward cap contracts
Fair values for both the derivative and the hypothetical derivative will be determined based on a software used to calculate the net present value of the expected cash flows using LIBOR rate curves, futures and basis spreads.
Not applicable

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs
Non-current receivables (consisting primarily of shareholders' loans)	Discounted cash flow	Discount rate and forecasted cash flows
Lease receivables	Discounted cash flow	Discount rate
Other financial liabilities (consisting of secured and unsecured bank loans and lease liabilities)	Discounted cash flow	Discount rate
Other financial notes (consisting of unsecured notes)	List price	Not applicable

Disclosure of financial assets that are either past due or impaired
The ageing of current trade and other receivables is as follows:

(in thousands of USD)	2019	2018
Not past due	246,422	240,534
Past due 0-30 days	35,036	19,463
Past due 31-365 days	21,020	20,169
More than one year	6,509	3,299
Total trade and other receivables	308,987	283,465

Schedule and maturity of non-derivative liabilities

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	157,180	—	—	—	157,180
Between 1 and 5 years	496,550	147,619	—	—	644,169
More than 1 year	653,730	147,619	—	—	801,349
Less than 1 year	47,361	—	—	50,010	97,371
At January 1, 2018	701,091	147,619	—	50,010	898,720

New loans	973,550	—	—	447,810	1,421,360
Scheduled repayments	(84,493)	—	—	(435,213)	(519,706)
Early repayments (Note 25)	(825,691)	(205,710)	—	—	(1,031,401)
Acquisitions through business combinations (Note 25)	1,106,736	205,710	—	—	1,312,446
Other changes (Note 25)	(311,191)	547	—	—	(310,644)
Translation differences	—	—	—	(2,265)	(2,265)
Balance at December 31, 2018	1,560,002	148,166	—	60,342	1,768,510

More than 5 years	433,662	—	—	—	433,662
Between 1 and 5 years	987,803	148,166	—	—	1,135,969
More than 1 year	1,421,465	148,166	—	—	1,569,631
Less than 1 year	138,537	—	—	60,342	198,879
Balance at December 31, 2018	1,560,002	148,166	—	60,342	1,768,510

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	433,662	—	—	—	433,662
Between 1 and 5 years	987,803	148,166	—	—	1,135,969
More than 1 year	1,421,465	148,166	—	—	1,569,631
Less than 1 year	138,537	—	—	60,342	198,879
At January 1, 2019	1,560,002	148,166	—	60,342	1,768,510

New loans	986,755	50,500	498	896,145	1,933,898
Adoption IFRS 16	—	—	105,238	—	105,238

Scheduled repayments	(92,651)	—	(30,214)	(708,135)	(831,000)
Early repayments	(1,225,747)	—	—	—	(1,225,747)
Other changes	(4,908)	(95)	—	—	(5,003)
Translation differences	—	—	102	(1,139)	(1,037)
Balance at December 31, 2019	1,223,451	198,571	75,624	247,213	1,744,859

More than 5 years	628,711	—	1,652	—	630,363
Between 1 and 5 years	545,233	198,571	41,509	107,978	893,291
More than 1 year	1,173,944	198,571	43,161	107,978	1,523,654
Less than 1 year	49,507	—	32,463	139,235	221,205
Balance at December 31, 2019	1,223,451	198,571	75,624	247,213	1,744,859
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2018
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,708,168	2,034,794	364,122	1,176,317	494,355
Other borrowings (Note 16)	60,342	60,342	60,342
Current trade and other payables * (Note 18)	79,442	79,442	79,442	—	—
	1,847,952	2,174,578	503,906	1,176,317	494,355

Derivative financial liabilities
Interest rate swaps (Note 18)	1,049	2,627	461	1,628	538
Forward exchange contracts (Note 18)	—	—	—	—	—
	1,049	2,627	461	1,628	538

	Contractual cash flows December 31, 2019
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,422,022	1,697,327	110,720	905,302	681,305
Other borrowings (Note 16)	247,213	268,661	145,640	123,020.9	—
Lease liabilities (Note 16)	75,624	79,873	35,525	42,667	1,681
Current trade and other payables * (Note 18)	76,589	76,589	76,589	—	—
	1,821,448	2,122,450	368,474	1,070,990	682,986

Derivative financial liabilities
Interest rate swaps (Note 18)	3,593	3,300	758	2,432	110
Forward exchange contracts (Note 18)	—	—	—	—	—
	3,593	3,300	758	2,432	110
* Deferred income and VAT payables (included in other payables) (see Note 18), which are not financial liabilities, are not included.

Schedule and maturity of derivative liabilities
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2018
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,708,168	2,034,794	364,122	1,176,317	494,355
Other borrowings (Note 16)	60,342	60,342	60,342
Current trade and other payables * (Note 18)	79,442	79,442	79,442	—	—
	1,847,952	2,174,578	503,906	1,176,317	494,355

Derivative financial liabilities
Interest rate swaps (Note 18)	1,049	2,627	461	1,628	538
Forward exchange contracts (Note 18)	—	—	—	—	—
	1,049	2,627	461	1,628	538

	Contractual cash flows December 31, 2019
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,422,022	1,697,327	110,720	905,302	681,305
Other borrowings (Note 16)	247,213	268,661	145,640	123,020.9	—
Lease liabilities (Note 16)	75,624	79,873	35,525	42,667	1,681
Current trade and other payables * (Note 18)	76,589	76,589	76,589	—	—
	1,821,448	2,122,450	368,474	1,070,990	682,986

Derivative financial liabilities
Interest rate swaps (Note 18)	3,593	3,300	758	2,432	110
Forward exchange contracts (Note 18)	—	—	—	—	—
	3,593	3,300	758	2,432	110
* Deferred income and VAT payables (included in other payables) (see Note 18), which are not financial liabilities, are not included.

Schedule of sensitivity analysis
Every increase (decrease) of $1,000 on the spot tanker freight market (VLCC and Suezmax) per day would have increased (decreased) profit or loss by the amounts shown below:

(effect in thousands of USD)	2019		2018		2017
	Profit or loss		Profit or loss		Profit or loss
	1,000 USD	1,000 USD	1,000 USD	1,000 USD	1,000 USD	1,000 USD
	Increase	Decrease	Increase	Decrease	Increase	Decrease
	22,601	(22,581)	19,332	(19,323)	13,420	(13,420)
This analysis assumes that all other variables, in particular interest rates, remain constant.

(in thousands of USD)	2019	2018	2017
Equity	437	491	211
Profit or loss	(9,952)	(7,888)	(7,113)
This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or Loss		Equity
	50 BP	50 BP	50 BP	50 BP
(effect in thousands of USD)	Increase	Decrease	Increase	Decrease
December 31, 2017
Variable rate instruments	(4,685)	4,685	—	—
Interest rate swaps	—	—	—	—
Cash Flow Sensitivity (Net)	(4,685)	4,685	—	—

December 31, 2018
Variable rate instruments	(4,238)	4,238	—	—
Interest rate swaps	—	—	6,201	(6,116)
Cash Flow Sensitivity (Net)	(4,238)	4,238	6,201	(6,116)

December 31, 2019
Variable rate instruments	(6,195)	6,195	—	—
Interest rate swaps	—	—	1,553	(1,433)
Cash Flow Sensitivity (Net)	(6,195)	6,195	1,553	(1,433)

Disclosure of financial instruments by type of interest rate
At the reporting date the interest rate profile of the Group's interest-bearing financial instruments was:

(in thousands of USD)	2019	2018
FIXED RATE INSTRUMENTS
Financial assets	37,163	—
Financial liabilities	398,620	148,166
	435,783	148,166

VARIABLE RATE INSTRUMENTS
Financial liabilities	1,346,239	1,620,344
	1,346,239	1,620,344

Schedule of currency risk related to operating expenses

(in thousands of USD)	December 31, 2019		December 31, 2018		December 31, 2017
	EUR	USD	EUR	USD	EUR	USD
Trade payables	(4,002)	(18,735)	(6,311)	(9,955)	(7,891)	(11,383)
Operating expenses	(95,278)	(666,469)	(89,761)	(608,754)	(89,289)	(452,113)
Treasury Notes	122,788	—	(60,342)	—	(50,010)	—

Disclosure of detailed information about hedging instruments
The amounts relating to items designated as hedging instruments and hedge ineffectiveness were as follows.

	2019				During the period 2019
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	506,603	5	3,593	Trade and other receivables, non-current and current other payables	(1,205)	(4,943)	Finance expenses
Forward cap options	200,000	52	—	Trade and other receivables	(680)	—	Finance expenses

	2018				During the period 2018
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	707,871	7,205	1,049	Receivables, other payables	(2,191)	(2,783)	Finance expenses
Forward cap options	200,000	725	—	Receivables	(507)	(7)	Finance expenses

The amounts at the reporting date relating to items designated as hedged items were as follows.

	December 31, 2019		December 31, 2018
(in thousands of USD)	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve

Interest rate risk
Variable-rate instruments	1,205	(3,396)	2,191	(2,191)
Cap option	680	(1,187)	507	(507)

At December 31, 2019, the Group held the following instruments to hedge exposures to changes in interest rates.

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(23,469)	(23,261)	(176,598)
Average fixed interest rate	1.99%	2.00%	2.96%

At December 31, 2018, the Group held the following instruments to hedge exposures to changes in interest rates.

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(23,895)	(23,921)	(199,565)
Average fixed interest rate	1.95%	1.95%	1.95%

The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting.

(in thousands of USD)	Hedging reserve

Balance at January 1, 2019	(2,698)
Cash flow hedges
Change in fair value interest rate risk	(1,885)
Balance at December 31, 2019	(4,583)

Balance at January 1, 2018	—
Cash flow hedges
Change in fair value interest rate risk	(2,698)
Balance at December 31, 2018	(2,698)